ACQUISITIONS - Income-Producing Properties (Details) $ in Thousands	Dec. 31, 2018 CAD ($)	Dec. 03, 2018 CAD ($)	Jul. 12, 2018 CAD ($)	May 23, 2018 CAD ($) property	Apr. 04, 2018 CAD ($)	Mar. 23, 2018 CAD ($)	Oct. 06, 2017 CAD ($) property
Income-producing properties
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Investment properties	$ 542,998						$ 154,726
Plainfield, Indiana
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Investment properties						$ 50,835
Greencastle, Pennsylvania
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Investment properties					$ 44,323
West Jefferson, Ohio
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Investment properties				$ 299,297
Number of properties | property				4
Erfurt, Germany
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Investment properties			$ 82,677
Shepherdsville, Kentucky
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Investment properties		$ 65,866
Mississippi and Ohio portfolio
Disclosure of detailed information about business combination
Investment properties							$ 154,726
Number of properties | property							3